Form N-1A Supplement	Oct. 05, 2026
SEI DBi Multi-Strategy Alternative ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SEI EXCHANGE TRADED FUNDS

SEI DBi Multi-Strategy Alternative ETF
(the “Fund”)

Supplement dated October 5, 2026
to the Prospectus (the “Prospectus”), dated July 31, 2026, as amended August 21, 2026

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.